UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22452

First Trust Series Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

First Trust Preferred Securities and Income Fund
Portfolio of Investments
July 31, 2018 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 13.6%
	Banks – 3.7%
25,034	Bank of America Corp., Series HH	5.88%	(a)	$632,359
30,000	Citigroup Capital XIII, 3 Mo. LIBOR + 6.37% (b)	8.71%	10/30/40	807,600
50,000	Citigroup, Inc., Series K (c)	6.88%	(a)	1,389,000
115,000	GMAC Capital Trust I, Series 2, 3 Mo. LIBOR + 5.79% (b)	8.13%	02/15/40	3,055,550
37,111	People’s United Financial, Inc., Series A (c)	5.63%	(a)	962,288
21,018	Synovus Financial Corp., Series D (c)	6.30%	(a)	543,315
36,120	Valley National Bancorp, Series B (c)	5.50%	(a)	928,284
42,757	Wintrust Financial Corp., Series D (c)	6.50%	(a)	1,146,743
				9,465,139
	Capital Markets – 0.9%
25,339	Apollo Global Management, LLC, Series B	6.38%	(a)	634,235
39,874	Morgan Stanley, Series E (c)	7.13%	(a)	1,119,263
23,690	Morgan Stanley, Series F (c)	6.88%	(a)	647,922
				2,401,420
	Diversified Telecommunication Services – 0.7%
49,010	Qwest Corp.	7.00%	04/01/52	1,139,973
25,260	Qwest Corp.	7.00%	07/01/52	587,295
				1,727,268
	Equity Real Estate Investment Trusts – 2.7%
23,626	American Homes 4 Rent, Series E	6.35%	(a)	614,040
49,976	Colony Capital, Inc., Series E	8.75%	(a)	1,314,369
37,305	Colony Capital, Inc., Series H	7.13%	(a)	880,025
25,000	Farmland Partners, Inc., Series B, steps up 10/01/24 to 10.00% (d)	6.00%	(a)	579,750
23,490	Global Net Lease, Inc., Series A	7.25%	(a)	592,887
15,000	Urstadt Biddle Properties, Inc., Series H	6.25%	(a)	373,800
102,470	VEREIT, Inc., Series F	6.70%	(a)	2,608,886
				6,963,757
	Food Products – 1.1%
93,791	CHS, Inc., Series 2 (c)	7.10%	(a)	2,612,079
726	CHS, Inc., Series 3 (c)	6.75%	(a)	19,479
5,676	CHS, Inc., Series 4	7.50%	(a)	158,020
				2,789,578
	Insurance – 2.2%
4,822	AmTrust Financial Services, Inc.	7.25%	06/15/55	117,416
5,383	AmTrust Financial Services, Inc.	7.50%	09/15/55	133,391
50,000	Aspen Insurance Holdings Ltd. (c)	5.95%	(a)	1,282,500
50,000	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (b)	5.53%	05/15/37	1,106,250
52,753	Enstar Group Ltd., Series D (c)	7.00%	(a)	1,354,169
14,443	National General Holdings Corp.	7.63%	09/15/55	371,618
21,000	Phoenix Cos., Inc.	7.45%	01/15/32	390,075
28,961	Reinsurance Group of America, Inc. (c)	5.75%	06/15/56	748,063
				5,503,482
	Mortgage Real Estate Investment Trusts – 1.2%
25,000	AGNC Investment Corp., Series C (c)	7.00%	(a)	647,500
38,824	Annaly Capital Management, Inc., Series F (c)	6.95%	(a)	988,847
13,200	Invesco Mortgage Capital, Inc., Series B (c)	7.75%	(a)	343,992
23,000	Two Harbors Investment Corp., Series B (c)	7.63%	(a)	587,880
25,000	Two Harbors Investment Corp., Series C (c)	7.25%	(a)	614,000
				3,182,219
See Notes to Portfolio of Investments

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Multi-Utilities – 0.7%
40,000	Integrys Holding, Inc. (c)	6.00%	08/01/73	$1,055,000
30,000	Just Energy Group, Inc., Series A (c)	8.50%	(a)	705,000
				1,760,000
	Oil, Gas & Consumable Fuels – 0.2%
17,738	Enbridge, Inc., Series B (c)	6.38%	04/15/78	452,674
3,049	Energy Transfer Partners L.P., Series D (c)	7.63%	(a)	77,566
				530,240
	Thrifts & Mortgage Finance – 0.2%
20,183	New York Community Bancorp, Inc., Series A (c)	6.38%	(a)	541,914
	Total $25 Par Preferred Securities			34,865,017
	(Cost $34,717,312)
$100 PAR PREFERRED SECURITIES – 2.8%
	Banks – 2.6%
32,500	CoBank ACB, Series F (c) (e)	6.25%	(a)	3,416,075
27,000	CoBank ACB, Series G (e)	6.13%	(a)	2,713,500
5,500	Farm Credit Bank Of Texas (c) (f)	6.75%	(a)	591,250
				6,720,825
	Consumer Finance – 0.2%
5,130	SLM Corp., Series B, 3 Mo. LIBOR + 1.70% (b)	4.04%	(a)	369,155
	Total $100 Par Preferred Securities			7,089,980
	(Cost $6,634,735)
$1,000 PAR PREFERRED SECURITIES – 4.2%
	Banks – 2.5%
443	CoBank ACB, 3 Mo. LIBOR + 1.18% (b) (f)	3.51%	(a)	296,810
4,000	Farm Credit Bank Of Texas, Series 1 (e)	10.00%	(a)	4,570,000
1,261	Sovereign Real Estate Investment Trust (f)	12.00%	(a)	1,484,828
				6,351,638
	Diversified Financial Services – 0.4%
500	Compeer Financial ACA (c) (f)	6.75%	(a)	537,500
500	Kinder Morgan GP, Inc., 3 Mo. LIBOR + 3.90% (b) (f)	6.22%	08/18/57	462,679
				1,000,179
	Insurance – 1.3%
3,400	XLIT Ltd., Series D, 3 Mo. LIBOR + 3.12% (b)	5.46%	(a)	3,387,250
	Total $1,000 Par Preferred Securities			10,739,067
	(Cost $10,858,507)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 77.8%
	Automobiles – 0.9%
$2,400,000	General Motors Financial Co., Inc., Series A (c)	5.75%	(a)	2,364,000
	Banks – 37.9%
1,500,000	Australia & New Zealand Banking Group Ltd. (c) (g) (h)	6.75%	(a)	1,565,625
1,400,000	Banco Bilbao Vizcaya Argentaria S.A. (c) (h)	6.13%	(a)	1,291,500
500,000	Banco Mercantil del Norte S.A. (c) (g) (h)	6.88%	(a)	516,755
1,000,000	Banco Mercantil del Norte S.A. (c) (g) (h)	7.63%	(a)	1,059,500
2,000,000	Banco Santander S.A. (c) (h)	6.38%	(a)	2,009,080
See Notes to Portfolio of Investments

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$4,500,000	Bank of America Corp., Series DD (c)	6.30%	(a)	$4,803,750
1,500,000	Bank of America Corp., Series Z (c)	6.50%	(a)	1,610,625
4,000,000	Barclays PLC (c) (h)	7.88%	(a)	4,215,024
1,439,000	BNP Paribas S.A. (c) (g) (h)	6.75%	(a)	1,474,975
1,987,000	BNP Paribas S.A. (c) (g) (h)	7.63%	(a)	2,121,122
1,000,000	BPCE S.A. (c) (g)	12.50%	(a)	1,093,120
1,850,000	Citigroup, Inc., Series O (c)	5.88%	(a)	1,900,394
680,000	Citigroup, Inc., Series P (c)	5.95%	(a)	687,650
1,250,000	Citigroup, Inc., Series R (c)	6.13%	(a)	1,301,563
262,000	Citigroup, Inc., Series T (c)	6.25%	(a)	271,657
1,600,000	Citizens Financial Group, Inc. (c)	5.50%	(a)	1,642,768
2,500,000	CoBank ACB, Series I (c) (e)	6.25%	(a)	2,675,000
4,400,000	Credit Agricole S.A. (c) (g) (h)	7.88%	(a)	4,693,863
3,485,000	Credit Agricole S.A. (c) (g) (h)	8.13%	(a)	3,834,974
2,350,000	Danske Bank A.S. (c) (h)	6.13%	(a)	2,253,194
400,000	Farm Credit Bank of Texas, Series 3 (c) (g)	6.20%	(a)	406,000
2,444,000	HSBC Holdings PLC (c) (h)	6.38%	(a)	2,460,766
800,000	HSBC Holdings PLC (c) (h)	6.88%	(a)	844,000
1,000,000	ING Groep N.V. (c) (h)	6.50%	(a)	992,800
3,000,000	ING Groep N.V. (c) (h)	6.88%	(a)	3,088,125
2,954,000	Intesa Sanpaolo S.p.A. (c) (g) (h)	7.70%	(a)	2,828,455
2,000,000	JPMorgan Chase & Co., Series I, 3 Mo. LIBOR + 3.47% (b)	5.81%	(a)	2,011,300
2,500,000	JPMorgan Chase & Co., Series S (c)	6.75%	(a)	2,734,375
3,000,000	Lloyds Bank PLC (c) (g)	12.00%	(a)	3,664,230
1,700,000	Lloyds Banking Group PLC (c) (h)	7.50%	(a)	1,759,500
1,207,000	Nordea Bank AB (c) (h)	6.13%	(a)	1,188,895
200,000	Nordea Bank AB (c) (g) (h)	6.13%	(a)	197,000
1,046,000	Royal Bank of Scotland Group PLC (c) (h)	7.50%	(a)	1,082,610
2,700,000	Royal Bank of Scotland Group PLC (c) (h)	8.00%	(a)	2,874,474
3,250,000	Royal Bank of Scotland Group PLC (c) (h)	8.63%	(a)	3,515,200
500,000	Societe Generale S.A. (c) (g) (h)	6.00%	(a)	492,841
2,500,000	Societe Generale S.A. (c) (g) (h)	7.38%	(a)	2,634,375
2,250,000	Societe Generale S.A. (c) (g) (h)	7.88%	(a)	2,382,187
1,500,000	Standard Chartered PLC (c) (g) (h)	7.50%	(a)	1,575,000
2,250,000	Standard Chartered PLC (c) (g) (h)	7.75%	(a)	2,351,250
2,000,000	Swedbank AB (c) (h)	6.00%	(a)	2,005,000
3,100,000	UniCredit S.p.A. (c) (h)	8.00%	(a)	2,999,021
2,000,000	UniCredit S.p.A. (c) (g)	5.86%	06/19/32	1,810,936
4,000,000	Wells Fargo & Co., Series K, 3 Mo. LIBOR + 3.77% (b)	6.11%	(a)	4,037,800
1,500,000	Wells Fargo & Co., Series U (c)	5.88%	(a)	1,570,875
4,000,000	Zions Bancorporation, Series J (c)	7.20%	(a)	4,290,000
				96,819,154
	Capital Markets – 3.9%
2,750,000	Credit Suisse Group AG (c) (g) (h)	7.50%	(a)	2,938,958
1,500,000	Credit Suisse Group AG (c) (g) (h)	7.50%	(a)	1,546,875
2,000,000	E*TRADE Financial Corp., Series A (c)	5.88%	(a)	2,055,000
1,000,000	Goldman Sachs Group, Inc., Series M (c)	5.38%	(a)	1,021,250
1,000,000	UBS Group Funding Switzerland AG (c) (h)	6.88%	(a)	1,023,722
400,000	UBS Group Funding Switzerland AG (c) (h)	7.00%	(a)	422,606
1,000,000	UBS Group Funding Switzerland AG (c) (h)	7.13%	(a)	1,039,360
				10,047,771
	Diversified Financial Services – 0.4%
1,000,000	Voya Financial, Inc. (c)	5.65%	05/15/53	1,010,960
See Notes to Portfolio of Investments

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Diversified Telecommunication Services – 1.0%
$750,000	Koninklijke KPN N.V. (c) (g)	7.00%	03/28/73	$781,087
1,600,000	Koninklijke KPN N.V. (c)	7.00%	03/28/73	1,666,320
				2,447,407
	Electric Utilities – 4.2%
3,800,000	Emera, Inc., Series 16-A (c)	6.75%	06/15/76	4,009,000
4,761,000	Enel S.p.A. (c) (g)	8.75%	09/24/73	5,278,758
1,000,000	Southern (The) Co., Series B (c)	5.50%	03/15/57	1,035,194
500,000	Southern California Edison Co., Series E (c)	6.25%	(a)	533,125
				10,856,077
	Energy Equipment & Services – 1.0%
2,500,000	Transcanada Trust, Series 16-A (c)	5.88%	08/15/76	2,537,500
	Food Products – 3.7%
1,300,000	Dairy Farmers of America, Inc. (f)	7.13%	(a)	1,400,750
3,000,000	Land O’Lakes Capital Trust I (f)	7.45%	03/15/28	3,330,000
1,200,000	Land O’Lakes, Inc. (g)	7.25%	(a)	1,305,000
3,000,000	Land O’Lakes, Inc. (g)	8.00%	(a)	3,300,000
				9,335,750
	Independent Power and Renewable Electricity Producers – 0.6%
1,575,000	AES Gener S.A. (c)	8.38%	12/18/73	1,622,612
	Insurance – 16.8%
1,050,000	Aegon N.V. (c)	5.50%	04/11/48	1,025,902
1,000,000	AG Insurance S.A. (c)	6.75%	(a)	1,016,095
625,000	American International Group, Inc. Series A-9 (c)	5.75%	04/01/48	618,750
4,200,000	Aquarius & Investments PLC for Swiss Reinsurance Co., Ltd. (c)	8.25%	(a)	4,218,774
1,500,000	Asahi Mutual Life Insurance Co. (c)	7.25%	(a)	1,553,478
1,700,000	Assurant, Inc. (c)	7.00%	03/27/48	1,742,500
4,100,000	Catlin Insurance Co., Ltd., 3 Mo. LIBOR + 2.98% (b) (g)	5.32%	(a)	4,069,250
1,000,000	CNP Assurances (c)	6.88%	(a)	1,028,710
2,500,000	CNP Assurances (c)	7.50%	(a)	2,524,163
1,000,000	Fortegra Financial Corp. (c) (f)	8.50%	10/15/57	1,022,500
3,300,000	Friends Life Holdings PLC (c)	7.88%	(a)	3,341,250
1,000,000	Fukoku Mutual Life Insurance Co. (c)	6.50%	(a)	1,076,890
2,500,000	La Mondiale SAM (c)	7.63%	(a)	2,567,188
2,663,000	Liberty Mutual Group, Inc. (g)	7.80%	03/15/37	3,148,997
3,285,000	Liberty Mutual Group, Inc. (c)	10.75%	06/15/58	4,968,562
500,000	Liberty Mutual Group, Inc., 3 Mo. LIBOR + 2.91% (b) (g)	5.25%	03/15/37	492,500
280,000	Meiji Yasuda Life Insurance, Co. (c) (g)	5.10%	04/26/48	285,250
1,826,000	Mitsui Sumitomo Insurance Co., Ltd. (c) (g)	7.00%	03/15/72	1,992,805
1,000,000	Prudential Financial, Inc. (c)	5.63%	06/15/43	1,041,750
2,000,000	QBE Insurance Group, Ltd. (c) (g)	7.50%	11/24/43	2,182,720
2,500,000	QBE Insurance Group, Ltd. (c)	6.75%	12/02/44	2,589,525
400,000	VIVAT N.V. (c)	6.25%	(a)	400,608
				42,908,167
	Metals & Mining – 0.8%
1,473,000	BHP Billiton Finance USA Ltd. (c) (g)	6.25%	10/19/75	1,554,015
500,000	BHP Billiton Finance USA Ltd. (c) (g)	6.75%	10/19/75	549,750
				2,103,765
	Multi-Utilities – 0.3%
700,000	NiSource, Inc. (c) (g)	5.65%	(a)	697,375
See Notes to Portfolio of Investments

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Oil, Gas & Consumable Fuels – 4.8%
$900,000	DCP Midstream L.P., Series A (c)	7.38%	(a)	$894,938
4,231,400	Enbridge Energy Partners L.P., 3 Mo. LIBOR + 3.80% (b)	6.13%	10/01/37	4,237,324
1,400,000	Enbridge, Inc. (c)	5.50%	07/15/77	1,316,000
1,000,000	Enbridge, Inc. (c)	6.25%	03/01/78	979,755
755,000	Enbridge, Inc., Series 16-A (c)	6.00%	01/15/77	744,128
2,661,000	Energy Transfer Partners L.P., 3 Mo. LIBOR + 3.02% (b)	5.36%	11/01/66	2,315,070
400,000	Energy Transfer Partners L.P., Series B (c)	6.63%	(a)	380,750
1,500,000	Enterprise Products Operating LLC, Series A, 3 Mo. LIBOR + 3.71% (b)	6.07%	08/01/66	1,504,620
				12,372,585
	Transportation Infrastructure – 1.5%
3,720,000	AerCap Global Aviation Trust (c) (g)	6.50%	06/15/45	3,854,850
	Total Capital Preferred Securities			198,977,973
	(Cost $201,326,959)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 0.5%
	Capital Markets – 0.1%
225,000	BGC Partners, Inc. (g)	5.38%	07/24/23	224,519
	Insurance – 0.4%
1,000,000	AmTrust Financial Services, Inc.	6.13%	08/15/23	983,493
	Total Corporate Bonds and Notes			1,208,012
	(Cost $1,219,651)
Total Investments – 98.9%	252,880,049
(Cost $254,757,164) (i)
Net Other Assets and Liabilities – 1.1%	2,859,043
Net Assets – 100.0%	$255,739,092

(a)	Perpetual maturity.
(b)	Floating or variable rate security.
(c)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2018. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(d)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(e)	Pursuant to procedures adopted by the First Trust Series Fund’s (the “Trust”) Board of Trustees, this security has been determined to be illiquid by Stonebridge Advisors LLC (“Stonebridge”), the Fund’s sub-advisor.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Portfolio of Investments).
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by Stonebridge. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2018, securities noted as such amounted to $68,904,917 or 26.9% of net assets.
(h)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At July 31, 2018, securities noted as such amounted to $67,278,632 or 26.3% of net assets. Of these securities, 2.3% originated in emerging markets, and 97.7% originated in foreign markets.
See Notes to Portfolio of Investments

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,670,853 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,547,968. The net unrealized depreciation was $1,877,115.

LIBOR	London Interbank Offered Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 7/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Insurance	$ 5,503,482	$ 4,007,157	$ 1,496,325	$ —
Multi-Utilities	1,760,000	705,000	1,055,000	—
Other industry categories*	27,601,535	27,601,535	—	—
$100 Par Preferred Securities:
Banks	6,720,825	—	6,720,825	—
Consumer Finance	369,155	369,155	—	—
$1,000 Par Preferred Securities*	10,739,067	—	10,739,067	—
Capital Preferred Securities*	198,977,973	—	198,977,973	—
Corporate Bonds and Notes*	1,208,012	—	1,208,012	—
Total Investments	$ 252,880,049	$ 32,682,847	$ 220,197,202	$—

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2018.
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Preferred Securities and Income Fund
July 31, 2018 (Unaudited)
1. Organization
First Trust Preferred Securities and Income Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers five classes of shares: Class A, Class C, Class F, Class I and Class R3. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The net asset value (“NAV”) of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing at the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Trust’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Preferred stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Bonds, notes, capital preferred securities, and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific

Notes to Portfolio of Investments (Continued)
First Trust Preferred Securities and Income Fund
July 31, 2018 (Unaudited)
conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

Notes to Portfolio of Investments (Continued)
First Trust Preferred Securities and Income Fund
July 31, 2018 (Unaudited)
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of July 31, 2018, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
C. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of July 31, 2018, the Fund held restricted securities as shown in the following table that Stonebridge Advisors LLC (“Stonebridge” or the “Sub-Advisor”) has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Par Amount/Shares	Current Price	Carrying Cost	Value	% of Net Assets
CoBank ACB, 3.51%	3/29/18	443	$670.00	$300,133	$296,810	0.12%
Compeer Financial ACA, 6.75%	7/31/15	500	1,075.00	526,250	537,500	0.21
Dairy Farmers of America, Inc., 7.13%	9/15/16-10/4/16	$1,300,000	107.75	1,316,875	1,400,750	0.55
Farm Credit Bank Of Texas, 6.75%	12/8/15-12/18/15	5,500	107.50	568,000	591,250	0.23
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17	$1,000,000	102.25	1,000,000	1,022,500	0.40
Kinder Morgan GP, Inc., 6.22%, 08/18/57	6/20/17	500	925.36	457,500	462,679	0.18
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	6/6/14-3/20/15	$3,000,000	111.00	3,074,679	3,330,000	1.30
Sovereign Real Estate Investment Trust, 12.00%	2/5/15-3/22/16	1,261	1,177.50	1,657,802	1,484,828	0.58
				$8,901,239	$9,126,317	3.57%

First Trust/Confluence Small Cap Value Fund
Portfolio of Investments
July 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 84.3%
	Air Freight & Logistics – 3.0%
10,022	Forward Air Corp.	$640,406
	Banks – 6.3%
7,934	Bank of Marin Bancorp.	704,936
21,369	Veritex Holdings, Inc. (a)	658,592
		1,363,528
	Beverages – 2.5%
1,971	Boston Beer (The) Co., Inc., Class A (a)	541,926
	Capital Markets – 4.2%
6,892	Morningstar, Inc.	909,744
	Chemicals – 2.9%
13,690	Innophos Holdings, Inc.	618,514
	Electrical Equipment – 6.4%
14,155	Allied Motion Technologies, Inc.	649,431
29,638	Thermon Group Holdings, Inc. (a)	743,025
		1,392,456
	Electronic Equipment, Instruments & Components – 3.0%
11,704	MTS Systems Corp.	638,161
	Health Care Equipment & Supplies – 9.2%
13,364	Avanos Medical, Inc. (a)	737,693
16,669	Natus Medical, Inc. (a)	608,418
16,641	Varex Imaging Corp. (a)	636,352
		1,982,463
	Health Care Providers & Services – 2.8%
24,555	Patterson Cos., Inc.	602,089
	Hotels, Restaurants & Leisure – 2.8%
48,153	Potbelly Corp. (a)	597,097
	Industrial Conglomerates – 2.4%
13,405	Raven Industries, Inc.	520,114
	Insurance – 2.7%
19,890	Brown & Brown, Inc.	581,981
	IT Services – 3.5%
1,272	Gartner, Inc. (a)	172,267
15,476	Luxoft Holding, Inc. (a)	588,088
		760,355
	Life Sciences Tools & Services – 6.2%
3,527	Bio-Techne Corp.	566,577
Shares	Description	Value

	Life Sciences Tools & Services (Continued)
12,419	Cambrex Corp. (a)	$776,188
		1,342,765
	Machinery – 9.4%
10,144	Astec Industries, Inc.	498,375
4,050	Graco, Inc.	186,867
6,691	John Bean Technologies Corp.	740,024
4,226	RBC Bearings, Inc. (a)	614,376
		2,039,642
	Professional Services – 1.0%
4,396	Exponent, Inc.	214,964
	Real Estate Management & Development – 6.4%
11,993	RE/MAX Holdings, Inc., Class A	609,245
8,949	RMR Group (The), Inc., Class A	776,773
		1,386,018
	Software – 3.0%
31,183	Monotype Imaging Holdings, Inc.	643,929
	Textiles, Apparel & Luxury Goods – 6.6%
19,398	Culp, Inc.	481,071
19,174	Movado Group, Inc.	954,865
		1,435,936
	Total Common Stocks	18,212,088
	(Cost $14,387,295)
REAL ESTATE INVESTMENT TRUSTS – 6.2%
	Equity Real Estate Investment Trusts – 6.2%
33,008	Gladstone Commercial Corp.	654,879
19,588	Rayonier, Inc.	685,776
	Total Real Estate Investment Trusts	1,340,655
	(Cost $1,133,813)
	Total Investments – 90.5%	19,552,743
	(Cost $15,521,108) (b)
	Net Other Assets and Liabilities – 9.5%	2,053,075
	Net Assets – 100.0%	$21,605,818

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,562,179 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $530,544. The net unrealized appreciation was $4,031,635.

See Notes to Portfolio of Investments

First Trust/Confluence Small Cap Value Fund
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 7/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 18,212,088	$ 18,212,088	$ —	$ —
Real Estate Investment Trusts*	1,340,655	1,340,655	—	—
Total Investments	$ 19,552,743	$ 19,552,743	$—	$—

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2018.
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust/Confluence Small Cap Value Fund
July 31, 2018 (Unaudited)
1. Organization
First Trust/Confluence Small Cap Value Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The net asset value (“NAV”) of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks, real estate investment trusts, and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;

Notes to Portfolio of Investments (Continued)
First Trust/Confluence Small Cap Value Fund
July 31, 2018 (Unaudited)
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of July 31, 2018, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

First Trust Short Duration High Income Fund
Portfolio of Investments
July 31, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 73.2%
	Aerospace & Defense (a)- 0.5%
$506,267	Transdigm, Inc., Term Loan F, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.58%	06/09/23	$506,333
603,288	Transdigm, Inc., Tranche E Term Loan, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.58%	05/30/25	602,823
				1,109,156
	Alternative Carriers – 0.4%
1,000,000	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.33%	02/22/24	1,001,390
	Application Software – 4.0%
921,176	CCC Information Resources, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.08%	04/26/24	919,306
402,211	Hyland Software, Term-3 Loans, 1 Mo. LIBOR + 3.25%, 0.75% Floor	5.33%	07/01/22	403,217
1,269,490	Informatica Corp. (Ithacalux S.A.R.L.), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.33%	08/06/22	1,274,708
2,046,080	JDA Software Group (RP Crown Parent, Inc.), Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.83%	10/12/23	2,048,637
900,640	Kronos, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	5.36%	11/01/23	902,792
140,682	Micro Focus International (MA Finance LLC), Miami Escrow TL B3, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.58%	06/21/24	139,846
950,061	Micro Focus International (MA Finance LLC), Seattle Spinco TLB, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.58%	06/21/24	944,418
2,021,143	Mitchell International, Inc., 1st Lien Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.33%	11/30/24	2,014,292
489,051	Qlik Technologies (Project Alpha Intermediate Holdings, Inc.), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	5.99%	04/26/24	486,400
				9,133,616
	Asset Management & Custody Banks – 0.5%
356,400	First Eagle Investment Management, Term Loan B, 3 Mo. LIBOR + 3.00%, 0.75% Floor	5.33%	12/01/22	357,626
388,900	Harbourvest Partners L.P., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.32%	02/28/25	388,414
442,256	Victory Capital Holdings (VCH Holdings LLC), Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	5.08%	02/15/25	442,808
				1,188,848
	Auto Parts & Equipment – 1.7%
2,773,294	Gates Global LLC, Initial B-2 Dollar Term Loans, 3 Mo. LIBOR + 2.75%, 1.00% Floor	5.08%	03/31/24	2,778,369
235,884	Lumileds (Bright Bidco B.V.), Term Loan B, 1 Mo. LIBOR + 3.50%, 1.00% Floor	5.58%	06/30/24	234,174
495,958	Lumileds (Bright Bidco B.V.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.83%	06/30/24	492,362
333,310	Tower Automotive Holdings USA LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.88%	03/06/24	334,143
				3,839,048
	Broadcasting – 0.3%
33,172	Cumulus Media New Holdings, Inc., Exit Term Loan, 1 Mo. LIBOR + 4.50%, 1.00% Floor	6.58%	05/15/22	32,708
699,256	Tribune Media Co., Extended Term Loan C, 1 Mo. LIBOR + 3.00%, 0.75% Floor	5.08%	01/27/24	698,381
See Notes to Portfolio of Investments

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Broadcasting (Continued)
$20,159	Tribune Media Co., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor	5.08%	12/27/20	$20,159
				751,248
	Building Products – 1.2%
86,913	Beacon Roofing Supply, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.35%	01/02/25	86,786
2,522,874	Quikrete Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.83%	11/15/23	2,519,721
				2,606,507
	Cable & Satellite – 1.1%
379,406	Cablevision Systems Corp. (CSC Holdings, Inc.), January 2018 Term Loans, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.57%	01/25/26	378,773
1,561,000	Cequel (Altice US Finance I), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.34%	07/28/25	1,553,195
536,223	UnityMedia, Term Loan E, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.07%	05/31/23	534,437
130,000	Virgin Media Finance PLC, Term Loan K, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.57%	01/15/26	129,823
				2,596,228
	Casinos & Gaming – 7.9%
335	Aristocrat Technologies, Term B-3 Loan, 2 Mo. LIBOR + 1.75%, 0.00% Floor	4.10%	10/19/24	334
130,430	Aristocrat Technologies, Term B-3 Loan, 3 Mo. LIBOR + 1.75%, 0.00% Floor	4.10%	10/19/24	130,192
4,378,000	Caesars Resort Collection LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.83%	12/22/24	4,393,717
1,481,481	CityCenter Holdings LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	4.33%	04/18/24	1,482,504
1,127,803	Golden Nugget, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.83%	10/04/23	1,130,780
1,247,025	Las Vegas Sands, LLC, Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.83%	03/27/25	1,243,907
514,323	MGM Growth Properties Operating Partnership LP, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.08%	03/23/25	514,565
169,690	Penn National Gaming, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.75% Floor	4.58%	01/19/24	170,221
288,175	Scientific Games International, Inc., Term Loan B5, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.83%	08/14/24	288,216
1,211,824	Scientific Games International, Inc., Term Loan B5, 2 Mo. LIBOR + 2.75%, 0.00% Floor	4.92%	08/14/24	1,211,994
5,010,149	Stars Group Holdings B.V. (Amaya), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	5.83%	07/28/25	5,052,585
762,250	Station Casinos, Inc (Red Rocks), Term Loan B, 1 Mo. LIBOR + 2.50%, 0.75% Floor	4.58%	06/08/23	763,942
1,486,119	VICI Properties (Caesars), Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.08%	12/20/24	1,487,278
				17,870,235
	Coal & Consumable Fuels – 0.2%
230,725	Arch Coal, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.83%	03/07/24	230,582
See Notes to Portfolio of Investments

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Coal & Consumable Fuels (Continued)
$126,443	Peabody Energy Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.83%	03/31/25	$126,443
				357,025
	Commercial Printing – 0.2%
377,720	Multi-Color Corp., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.33%	11/01/24	377,720
	Construction & Engineering – 0.3%
71,286	Pike Electric, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 1.00% Floor	5.58%	03/23/25	71,785
554,597	Westinghouse Electric (Brookfield WEC Holdings, Inc.), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	5.83%	07/31/25	558,152
				629,937
	Diversified Chemicals – 0.1%
183,289	Ineos US Finance LLC, 2024 Dollar Term Loan, 2 Mo. LIBOR + 2.00%, 0.00% Floor	4.17%	03/31/24	182,855
	Diversified Support Services – 0.6%
1,291,206	Brickman Group Holdings, Inc., Initial Term Loan (First Lien), 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.09%	12/18/20	1,292,820
	Electric Utilities – 2.7%
746,958	Dayton Power & Light Co., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.75% Floor	4.08%	08/24/22	745,091
1,867,083	Vistra Energy Corp. (f/k/a TXU), 2016 Incremental Term Loan B2, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.33%	12/14/23	1,866,075
2,068,114	Vistra Energy Corp. (f/k/a TXU), 2018 Incremental Term Loan B3, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.08%	12/31/25	2,062,426
1,436,681	Vistra Energy Corp. (f/k/a TXU), Initial Term Loan B1, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.08%	08/04/23	1,433,693
				6,107,285
	Environmental & Facilities Services – 0.9%
590,467	Servicemaster Company, LLC, The, Tranche C Term Loan, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.58%	11/08/23	590,319
500,000	Waste Industries (Wrangler Buyer Corp.), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.83%	09/27/24	500,940
860,840	WTG Holdings III Corp. (EWT Holdings III Corp.), Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.08%	12/20/24	861,383
				1,952,642
	Food Retail – 1.2%
1,295,527	Albertsons LLC, FILO ABL TL, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.08%	05/31/23	1,292,288
456,611	Albertsons LLC, Term Loan B5, 3 Mo. LIBOR + 3.00%, 0.75% Floor	5.34%	12/21/22	454,616
1,019,161	Albertsons LLC, Term Loan B6, 3 Mo. LIBOR + 3.00%, 0.75% Floor	5.32%	06/22/23	1,012,363
				2,759,267
	Health Care Equipment – 0.5%
566,580	DJO Finance LLC (ReAble Therapeutics Finance LLC), Initial Term Loan , 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.33%	06/08/20	565,283
571,056	DJO Finance LLC (ReAble Therapeutics Finance LLC), Initial Term Loan , 3 Mo. LIBOR + 3.25%, 1.00% Floor	5.59%	06/08/20	569,748
See Notes to Portfolio of Investments

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Equipment (Continued)
$99,000	Kinetic Concepts, Inc. (Acelity L.P., Inc.), Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	5.58%	01/31/24	$99,206
				1,234,237
	Health Care Facilities – 0.6%
194,899	Acadia Healthcare Co., Inc., Term Loan B3, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.58%	02/11/22	195,533
118,966	Acadia Healthcare Co., Inc., Term Loan B4, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.58%	02/16/23	119,352
508,777	Concentra, Inc. (MJ Acquisition Corp.), Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.85%	06/01/22	508,990
364,353	Gentiva Health Services, Inc., Term Loan B, 3 Mo. LIBOR + 3.75%, 0.00% Floor	6.13%	06/30/25	367,086
237,631	National Veterinary Associates (NVA Holdings, Inc.), Term Loan B3, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.83%	02/02/25	236,443
				1,427,404
	Health Care Services – 5.0%
939,351	21st Century Oncology, Inc., Tranche B Term Loan, 3 Mo. LIBOR + 6.13%, 1.00% Floor	8.47%	01/16/23	897,860
62,088	Air Medical Group Holdings, Inc., 2018 New Term Loan, 1 Mo. LIBOR + 4.25%, 1.00% Floor	6.33%	03/14/25	61,188
265,606	Air Medical Group Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.35%	04/28/22	257,543
1,212,619	Air Methods Corp. (ASP AMC Intermediate Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.83%	04/30/24	1,111,668
376,020	CHG Healthcare Services, Inc, Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.08%	06/07/23	376,569
669,900	CHG Healthcare Services, Inc, Term Loan, 3 Mo. LIBOR + 3.00%, 1.00% Floor	5.34%	06/07/23	670,878
1,121,651	DuPage Medical Group (Midwest Physician), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.81%	08/15/24	1,106,229
894,560	Envision Healthcare Corp. (Emergency Medical Services Corp.), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor	5.08%	12/01/23	893,629
243,836	ExamWorks Group, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.33%	07/27/23	244,979
1,283,936	Healogics, Inc. (CDRH Parent, Inc.), Initial Term Loan (First Lien), 3 Mo. LIBOR + 4.25%, 1.00% Floor	6.57%	07/01/21	1,202,894
1,020,857	Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.33%	08/31/24	1,020,643
2,025,930	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.83%	02/06/24	1,967,684
1,509,406	U.S. Renal Care, Inc., Term Loan B, 3 Mo. LIBOR + 4.25%, 1.00% Floor	6.58%	12/30/22	1,483,942
				11,295,706
	Health Care Technology – 0.4%
989,282	Change Healthcare Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.83%	03/01/24	987,363
	Hotels, Resorts & Cruise Lines – 0.3%
579,871	Wyndham Hotels & Resorts, Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.83%	03/28/25	581,141
	Household Appliances – 0.5%
1,032,291	Traeger Grills, Term Loan B, 3 Mo. LIBOR + 4.25%, 1.00% Floor	6.58%	09/25/24	1,034,871
See Notes to Portfolio of Investments

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Household Products – 1.5%
$249,038	Energizer Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.33%	06/30/25	$249,660
7,712	Spectrum Brands, Inc., Term Loan B, 2 Mo. LIBOR + 2.00%, 0.00% Floor	4.17%	06/23/22	7,721
3,038,557	Spectrum Brands, Inc., Term Loan B, 3 Mo. LIBOR + 2.00%, 0.00% Floor	4.34%-4.36%	06/23/22	3,041,869
				3,299,250
	Human Resource & Employment Services – 0.2%
424,286	Tempo Acquisition, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.08%	05/01/24	424,515
	Hypermarkets & Super Centers – 1.3%
3,019,364	BJ’s Wholesale Club, Inc., 1st Lien Term Loan, 1 Mo. LIBOR + 3.50%, 1.00% Floor	5.60%	01/31/24	3,023,138
	Industrial Conglomerates – 1.2%
739,600	Accudyne Industries LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.33%	08/18/24	741,101
1,897,763	Gardner Denver, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.83%	07/30/24	1,901,217
				2,642,318
	Insurance Brokers – 2.4%
1,643,469	Amwins Group, Term Loan B (First Lien), 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.83%-4.84%	01/25/24	1,642,779
3,435	HUB International Ltd., Term Loan B, 2 Mo. LIBOR + 3.00%, 0.00% Floor	5.16%	04/25/25	3,432
1,370,524	HUB International Ltd., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	5.34%	04/25/25	1,369,153
748,207	National Financial Partners Corp., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.08%	01/06/24	746,569
1,614,922	USI, Inc. (Compass Investors, Inc.), Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	5.33%	05/15/24	1,609,673
				5,371,606
	Integrated Telecommunication Services – 1.4%
2,685,840	Century Link (Qwest), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.83%	01/31/25	2,642,866
552,862	Numericable U.S. LLC (Altice France S.A.), Term Loan B12, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.07%	01/31/26	534,479
				3,177,345
	Leisure Facilities – 1.7%
2,456,004	ClubCorp Club Operations, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	5.08%	09/18/24	2,448,980
259,042	Planet Fitness Holdings LLC, 2016 Term Loan, 3 Mo. LIBOR + 2.75%, 0.75% Floor	5.08%	03/31/21	258,718
1,105,525	Planet Fitness Holdings LLC, 2016 Term Loan, Prime + 1.75%, 0.75% Floor	6.75%	03/31/21	1,104,143
				3,811,841
	Life Sciences Tools & Services – 3.3%
253,235	Immucor, Inc., Term Loan B-3, 2 Mo. LIBOR + 5.00%, 1.00% Floor	7.17%	06/15/21	255,874
929,642	Ortho-Clinical Diagnostics, Inc. (Crimson Merger Sub, Inc.), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.33%	05/31/25	928,145
See Notes to Portfolio of Investments

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Life Sciences Tools & Services (Continued)
$2,397,997	Parexel International Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.83%	09/27/24	$2,389,604
959,754	Pharmaceutical Product Development, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 1.00% Floor	4.58%	08/18/22	959,754
967,846	Quintiles IMS, Inc. (IQVIA), Term Loan B3, 3 Mo. LIBOR + 1.75%, 0.00% Floor	4.08%	06/15/25	960,887
1,890,920	Sterigenics International (STHI Intermediate Holding Corp.), Term Loan B, 3 Mo. LIBOR + 3.00%, 1.00% Floor	5.33%	05/15/22	1,889,748
				7,384,012
	Managed Health Care – 1.1%
1,183,782	Davis Vision (Wink Holdco, Inc.), Initial Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.08%	12/02/24	1,178,751
1,355,225	MultiPlan, Inc. (MPH Acquisition Holdings LLC), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	5.08%	06/07/23	1,354,886
				2,533,637
	Metal & Glass Containers – 0.3%
546,009	Berlin Packaging LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.08%-5.10%	11/07/25	545,895
63,577	Berlin Packaging LLC, Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	5.34%	11/07/25	63,563
75,308	Crown Holdings, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.08%	04/03/25	75,459
				684,917
	Movies & Entertainment – 0.5%
758,100	Cineworld Group PLC (Crown), Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.58%	02/05/25	755,492
443,272	Creative Artists Agency LLC (CAA Holdings LLC), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.07%	02/15/24	444,013
				1,199,505
	Oil & Gas Exploration & Production – 0.0%
66,667	Ascent Resources - Marcellus LLC, EXIT Term Loan B, 1 Mo. LIBOR + 6.50%, 1.00% Floor (c)	8.60%	03/30/23	66,667
	Other Diversified Financial Services – 3.3%
3,278,286	AlixPartners LLP, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.83%	04/04/24	3,283,072
2,030,491	Duff & Phelps Corp. (Deerfield Dakota), Initial Term Loan, 3 Mo. LIBOR + 3.25%, 1.00% Floor	5.58%	02/13/25	2,029,233
1,477,942	First Data Corp., 2024A New Dollar Term Loan, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.07%	04/26/24	1,477,247
784,000	Wex, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.33%	07/01/23	783,874
				7,573,426
	Packaged Foods & Meats – 1.1%
498,828	Hostess Brands LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	4.33%	08/03/22	498,649
1,897,228	Post Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.07%	05/24/24	1,897,018
				2,395,667
See Notes to Portfolio of Investments

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Paper Packaging – 1.5%
$3,443,834	Reynolds Group Holdings, Inc., U.S. Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.83%	02/05/23	$3,454,097
	Personal Products – 0.1%
214,843	Rodan & Fields, Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	6.07%	06/15/25	216,186
	Pharmaceuticals – 5.7%
330,206	Akorn, Inc., Loan, 1 Mo. LIBOR + 4.75%, 1.00% Floor	6.88%	04/16/21	323,876
708,960	Catalent Pharma Solutions, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 1.00% Floor	4.33%	05/20/24	709,180
1,336,259	Concordia Healthcare Corp., Initial Dollar Term Loan, 1 Mo. LIBOR + 4.25%, 1.00% Floor (d)	6.33%	10/21/21	1,198,184
1,829,579	Endo LLC, Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	6.38%	04/29/24	1,829,964
497,481	Grifols Worldwide Operations Limited, Tranche B Term Loan, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.20%	01/31/25	498,824
2,106,681	Horizon Pharma, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.38%	03/29/24	2,107,566
242,106	Mallinckrodt International Finance S.A., 2017 Term Loan B, 6 Mo. LIBOR + 2.75%, 0.75% Floor	5.20%	09/24/24	238,171
242,112	Mallinckrodt International Finance S.A., 2018 Incremental Term Loan, 6 Mo. LIBOR + 3.00%, 0.75% Floor	5.52%	02/24/25	240,095
5,826,237	Valeant Pharmaceuticals International, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.09%	06/01/25	5,831,422
				12,977,282
	Real Estate Services – 0.4%
1,000,000	Realogy Group LLC/Realogy Co-Issuer Corp., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	4.32%	01/25/25	1,000,630
	Research & Consulting Services – 2.6%
1,472,874	Acosta, Inc.,, Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.33%	09/26/21	1,145,616
2,062,104	Advantage Sales & Marketing, Inc., Initial Term Loan (First Lien), 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.33%	07/23/21	1,947,410
955,176	Advantage Sales & Marketing, Inc., Term Loan B2, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.33%	07/23/21	898,161
1,678,750	Information Resources, Inc., Term Loan B, 3 Mo. LIBOR + 4.25%, 1.00% Floor	6.57%	01/18/24	1,686,103
110,360	Nielsen Finance LLC (VNU, Inc.), Term Loan B-4, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.10%	10/04/23	109,710
215,040	TransUnion LLC, Term Loan B4, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.08%	06/30/25	215,176
				6,002,176
	Restaurants – 1.6%
152,019	IRB Holding Corp. (Arby’s), Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.35%	01/18/25	152,905
1,000,000	Portillo’s Holdings LLC, Second Lien Term Loan, 3 Mo. LIBOR + 8.00%, 1.00% Floor	10.33%	08/15/22	1,000,000
2,434,437	Portillo’s Holdings LLC, Term B Loan (First Lien), 3 Mo. LIBOR + 4.50%, 1.00% Floor	6.83%	08/02/21	2,436,458
				3,589,363
	Retail REITs – 0.5%
1,078,056	Capital Automotive LLC, 2nd Lien Term Loan, 1 Mo. LIBOR + 6.00%, 1.00% Floor	8.08%	03/24/25	1,094,227
See Notes to Portfolio of Investments

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Security & Alarm Services – 0.2%
$534,609	Garda World Security Corp., Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.80%	05/26/24	$534,278
	Semiconductors – 0.4%
866,400	Microchip Technology, Initial Term Loan, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.08%	05/29/25	868,133
	Specialized Consumer Services – 1.5%
1,114,000	Asurion LLC, Second Lien Replacement B-2 Term Loan, 1 Mo. LIBOR + 6.50%, 0.00% Floor	8.58%	07/31/25	1,129,551
1,000,000	Asurion LLC, Term Loan B7, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.08%	11/03/24	998,390
264,709	Asurion LLC, Term Loan B4, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.08%	08/04/22	264,566
1,040,022	Asurion LLC, Term Loan B6, 3 Mo. LIBOR + 3.00%, 0.00% Floor	5.08%	11/03/23	1,038,140
				3,430,647
	Specialized Finance – 0.0%
111,750	Alliant Holdings I, LLC, Initial Term Loan, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.08%	05/09/25	111,701
	Specialty Chemicals – 0.5%
1,137,255	H.B. Fuller Co., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.09%	10/20/24	1,136,777
75,432	Platform Specialty Products Corp. (fka: Macdermid, Inc.), Term Loan B6, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.08%	06/07/23	75,594
				1,212,371
	Specialty Stores – 0.7%
452,897	Party City Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.83%	08/19/22	452,861
225,004	Party City Holdings, Inc., Term Loan B, PRIME + 1.75%, 0.75% Floor	6.75%	08/19/22	224,986
845,370	Toys “R” US-Delaware, Inc., Term B-2 Loan, Prime Rate + 2.75%, 1.50% Floor (d) (e)	7.75%	05/25/18	449,458
745,923	Toys “R” US-Delaware, Inc., Term B-4 Loan, Prime Rate + 7.75%, 1.00% Floor (d) (e)	12.75%	04/25/20	401,679
				1,528,984
	Systems Software – 5.9%
1,334,713	Applied Systems, Inc., 1st Lien Term Loan, 3 Mo. LIBOR + 3.00%, 1.00% Floor	5.33%	09/13/24	1,338,611
234,945	Applied Systems, Inc., 2nd Lien Term Loan, 3 Mo. LIBOR + 7.00%, 1.00% Floor	9.33%	09/13/25	241,848
1,464,026	Avast Software B.V. (Sybil Software LLC), Term Loan B, 3 Mo. LIBOR + 2.50%, 1.00% Floor	4.83%	09/30/23	1,465,856
847,875	BMC Software Finance, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.33%	07/15/25	847,103
2,813,109	Compuware Corp., Term Loan B-3, 1 Mo. LIBOR + 3.50%, 1.00% Floor	5.58%	12/15/21	2,816,597
1,402,145	Misys Financial Software Ltd. (Almonde, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.81%	06/13/24	1,382,207
1,476,407	Riverbed Technology, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.33%	04/24/22	1,467,711
2,254,768	SS&C European Holdings, S.a.r.l, Term Loan B-3, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.58%	04/16/25	2,260,405
858,500	SS&C European Holdings, S.a.r.l, Term Loan B-4, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.58%	04/16/25	860,646
See Notes to Portfolio of Investments

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Systems Software (Continued)
$749,204	Vertafore, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.33%	06/15/25	$747,114
				13,428,098
	Technology Hardware, Storage & Peripherals – 1.1%
2,428,434	Dell, Inc. (Diamond 1 Finance Corp.), Term Loan B, 1 Mo. LIBOR + 2.00%, 0.75% Floor	4.08%	09/07/23	2,428,628
	Trading Companies & Distributors – 0.1%
121,595	Reece International Pty Ltd., Term Loan B, 3 Mo. LIBOR + 2.00%, 0.00% Floor	4.34%	06/15/25	121,595
	Total Senior Floating-Rate Loan Interests			165,902,789
	(Cost $167,401,153)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 18.4%
	Application Software – 0.3%
629,000	RP Crown Parent LLC (f)	7.38%	10/15/24	644,725
	Automotive Retail – 0.1%
155,000	KAR Auction Services, Inc. (f)	5.13%	06/01/25	150,738
	Broadcasting – 2.7%
986,000	Gray Television, Inc. (f)	5.13%	10/15/24	949,025
2,478,000	Nexstar Broadcasting, Inc. (f)	5.63%	08/01/24	2,447,025
880,000	Sinclair Television Group, Inc.	6.13%	10/01/22	898,700
1,488,000	Sinclair Television Group, Inc. (f)	5.63%	08/01/24	1,473,120
264,000	Sinclair Television Group, Inc. (f)	5.88%	03/15/26	261,195
				6,029,065
	Building Products – 0.3%
500,000	CEMEX Finance LLC (f)	6.00%	04/01/24	518,350
70,000	Standard Industries, Inc. (f)	5.38%	11/15/24	69,671
				588,021
	Casinos & Gaming – 0.7%
68,000	Caesars Resort Collection LLC/CRC Finco, Inc. (f)	5.25%	10/15/25	65,620
387,000	Eldorado Resorts, Inc.	6.00%	04/01/25	392,805
1,000,000	MGM Resorts International	6.00%	03/15/23	1,038,750
				1,497,175
	Construction Materials – 0.0%
16,000	Summit Materials LLC/Summit Materials Finance Corp. (f)	5.13%	06/01/25	15,220
	Consumer Finance – 0.0%
79,000	FirstCash, Inc. (f)	5.38%	06/01/24	79,000
	Diversified Real Estate Activities – 0.2%
355,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.88%	06/15/24	354,112
	Environmental & Facilities Services – 0.0%
52,000	Wrangler Buyer Corp. (f)	6.00%	10/01/25	49,140
	Food Retail – 0.1%
162,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC	5.75%	03/15/25	146,610
See Notes to Portfolio of Investments

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Health Care Equipment – 0.9%
$2,050,000	DJO Finance LLC/DJO Finance Corp. (f)	8.13%	06/15/21	$2,116,625
	Health Care Facilities – 4.4%
1,130,000	Encompass Health Corp.	5.75%	11/01/24	1,150,589
100,000	HCA, Inc.	5.88%	05/01/23	104,875
375,000	HCA, Inc.	5.38%	02/01/25	380,625
2,935,000	Select Medical Corp.	6.38%	06/01/21	2,975,356
500,000	Tenet Healthcare Corp.	6.75%	02/01/20	516,875
1,231,000	Tenet Healthcare Corp. (f)	7.50%	01/01/22	1,294,089
3,339,000	Tenet Healthcare Corp.	8.13%	04/01/22	3,568,556
				9,990,965
	Health Care Services – 0.6%
270,000	DaVita, Inc.	5.13%	07/15/24	263,250
487,000	DaVita, Inc.	5.00%	05/01/25	460,215
600,000	Envision Healthcare Corp.	5.63%	07/15/22	616,500
83,000	MEDNAX, Inc. (f)	5.25%	12/01/23	82,585
				1,422,550
	Health Care Technology – 0.5%
1,222,000	Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. (f)	5.75%	03/01/25	1,186,867
	Household Products – 0.0%
100,000	Energizer Holdings, Inc. (f)	5.50%	06/15/25	98,625
	Industrial Machinery – 0.1%
142,000	SPX FLOW, Inc. (f)	5.63%	08/15/24	141,645
142,000	SPX FLOW, Inc. (f)	5.88%	08/15/26	142,710
				284,355
	Insurance Brokers – 0.0%
14,000	HUB International Ltd. (f)	7.00%	05/01/26	14,088
	Integrated Telecommunication Services – 0.3%
675,000	Frontier Communications Corp.	8.13%	10/01/18	678,375
	Investment Banking & Brokerage – 0.5%
1,050,000	LPL Holdings, Inc. (f)	5.75%	09/15/25	1,021,125
	Leisure Facilities – 0.9%
2,250,000	Constellation Merger Sub, Inc. (f)	8.50%	09/15/25	2,137,500
	Life Sciences Tools & Services – 0.5%
151,000	inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc. (f)	7.50%	10/01/24	159,305
914,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC (f)	6.38%	08/01/23	922,857
75,000	West Street Merger Sub, Inc. (f)	6.38%	09/01/25	73,312
				1,155,474
	Managed Health Care – 0.7%
170,000	Centene Corp.	6.13%	02/15/24	179,350
1,000,000	MPH Acquisition Holdings LLC (f)	7.13%	06/01/24	1,037,500
282,000	Polaris Intermediate Corp. (f) (g)	8.50%	12/01/22	292,575
				1,509,425
	Metal & Glass Containers – 0.0%
100,000	Owens-Brockway Glass Container, Inc. (f)	5.88%	08/15/23	101,875
See Notes to Portfolio of Investments

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Movies & Entertainment – 0.7%
$1,355,000	AMC Entertainment Holdings, Inc.	5.75%	06/15/25	$1,341,450
227,000	Cinemark USA, Inc.	4.88%	06/01/23	224,798
				1,566,248
	Oil & Gas Exploration & Production – 0.3%
200,000	Murphy Oil Corp.	6.88%	08/15/24	210,500
625,000	Sanchez Energy Corp.	6.13%	01/15/23	432,031
				642,531
	Oil & Gas Storage & Transportation – 0.3%
500,000	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.	5.75%	04/01/25	506,875
151,000	Holly Energy Partners L.P./Holly Energy Finance Corp. (f)	6.00%	08/01/24	155,347
				662,222
	Packaged Foods & Meats – 0.2%
390,000	B&G Foods, Inc.	5.25%	04/01/25	375,375
	Paper Packaging – 0.2%
399,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu. (f)	7.00%	07/15/24	404,736
	Pharmaceuticals – 1.0%
152,000	Eagle Holdings Co. II LLC (f) (h)	7.63%	05/15/22	153,853
2,335,000	Endo Finance LLC & Endo Finco, Inc. (f)	7.25%	01/15/22	2,218,250
				2,372,103
	Real Estate Services – 0.0%
22,000	Realogy Group LLC/Realogy Co-Issuer Corp. (f)	4.88%	06/01/23	20,592
	Restaurants – 0.0%
66,000	IRB Holding Corp. (f)	6.75%	02/15/26	62,865
	Specialty Chemicals – 0.0%
100,000	Valvoline, Inc.	5.50%	07/15/24	101,250
	Systems Software – 0.3%
625,000	BMC Software Finance, Inc. (f)	8.13%	07/15/21	640,625
	Technology Hardware, Storage & Peripherals – 0.2%
500,000	Dell International LLC/EMC Corp. (f)	7.13%	06/15/24	537,613
	Trucking – 0.3%
600,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (f)	5.13%	06/01/22	594,750
125,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	5.50%	04/01/23	123,594
				718,344
	Wireless Telecommunication Services – 1.1%
38,000	SBA Communications Corp.	4.00%	10/01/22	36,967
990,000	SBA Communications Corp.	4.88%	09/01/24	960,300
501,000	Sprint Communications, Inc. (f)	9.00%	11/15/18	510,143
500,000	Sprint Communications, Inc.	7.00%	08/15/20	523,750
200,000	T-Mobile USA, Inc.	6.00%	03/01/23	206,500
170,000	T-Mobile USA, Inc.	5.13%	04/15/25	171,173
				2,408,833
	Total Corporate Bonds and Notes			41,784,992
	(Cost $42,051,782)
See Notes to Portfolio of Investments

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 2.5%
	Aluminum – 0.7%
$250,000	Alcoa Nederland Holding B.V. (f)	6.75%	09/30/24	$267,188
1,121,000	Alcoa Nederland Holding B.V. (f)	7.00%	09/30/26	1,216,285
				1,483,473
	Automobile Manufacturers – 0.2%
500,000	Fiat Chrysler Automobiles N.V.	5.25%	04/15/23	505,000
	Cable & Satellite – 0.1%
250,000	Virgin Media Finance PLC (f)	6.00%	10/15/24	245,313
	Casinos & Gaming – 0.1%
327,000	Melco Resorts Finance Ltd. (f)	4.88%	06/06/25	310,104
	Packaged Foods & Meats – 0.1%
224,000	JBS USA LUX S.A./JBS USA Finance, Inc. (f)	5.88%	07/15/24	215,600
	Pharmaceuticals – 0.7%
180,000	Concordia International Corp. (d) (f)	9.00%	04/01/22	163,800
1,000,000	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC (f)	5.75%	08/01/22	915,000
250,000	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC (f)	5.63%	10/15/23	216,562
250,000	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC (f)	5.50%	04/15/25	206,250
				1,501,612
	Research & Consulting Services – 0.1%
157,000	Nielsen Co. Luxembourg (The) SARL (f)	5.00%	02/01/25	143,655
	Restaurants – 0.5%
1,303,000	1011778 BC ULC/New Red Finance, Inc. (f)	5.00%	10/15/25	1,255,766
	Total Foreign Corporate Bonds and Notes			5,660,523
	(Cost $5,893,670)

Shares	Description	Value
COMMON STOCKS – 0.2%
	Broadcasting – 0.0%
426	Cumulus Media New Holdings (i)	7,207
	Electric Utilities – 0.1%
14,134	Vistra Energy Corp. (i)	319,428
	Oil & Gas Exploration & Production – 0.1%
47,894	Ascent Resources - Marcellus LLC Class A Common Shares (c) (i)	159,248
	Total Common Stocks	485,883
	(Cost $377,488)
RIGHTS – 0.0%
	Electric Utilities – 0.0%
14,134	Vistra Energy Corp. (i)	9,293
22,964	Vistra Energy Corp. Claim (i) (j) (k)	0
		9,293
	Life Sciences Tools & Services – 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust (i) (j) (k) (l)	0
1	New Millennium Holdco, Inc., Lender Claim Trust (i) (j) (k) (l)	0
		0
	Total Rights	9,293
	(Cost $23,701)
See Notes to Portfolio of Investments

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Shares	Description	Value
WARRANTS – 0.0%
	Oil & Gas Exploration & Production – 0.0%
12,400	Ascent Resources - Marcellus LLC First Lien Warrants (c) (i)	$372
	(Cost $1,240)
MONEY MARKET FUNDS – 8.8%
19,922,322	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.79% (m)	19,922,322
	(Cost $19,922,322)
	Total Investments – 103.1%	233,766,174
	(Cost $235,671,356) (n)
	Net Other Assets and Liabilities – (3.1)%	(6,976,168)
	Net Assets – 100.0%	$226,790,006

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	On March 30, 2018, American Energy Marcellus Holdings LLC, also known as Ascent Resources - Marcellus LLC, completed a Bankruptcy Plan of Reorganization. In connection with the Plan of Reorganization, the Fund received a portion of a new exit term loan and a share of the newly issued common equity shares in the re-organized company. The Fund also received equity warrants entitling it to purchase additional common equity shares.
(d)	This issuer has filed for protection in bankruptcy court.
(e)	This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2018, securities noted as such amounted to $28,000,409 or 12.3% of net assets.
(g)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 8.50% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 01, 2017 to July 31, 2018), this security paid all of its interest in cash.
(h)	These notes are Senior PIK Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 01, 2017 to July 31, 2018), this security paid all of its interest in cash.
(i)	Non-income producing security.
(j)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At July 31, 2018, securities noted as such are valued at $0 or 0.0% of net assets.
(k)	This security’s value was determined using significant unobservable inputs (see Note 2A-Portfolio Valuation in the Notes to Portfolio of Investments).
(l)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(m)	Rate shown reflects yield as of July 31, 2018.
(n)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $875,598 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,780,780. The net unrealized depreciation was $1,905,182.

LIBOR	London Interbank Offered Rate
See Notes to Portfolio of Investments

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 7/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$ 165,902,789	$ —	$ 165,902,789	$ —
Corporate Bonds and Notes*	41,784,992	—	41,784,992	—
Foreign Corporate Bonds and Notes*	5,660,523	—	5,660,523	—
Common Stocks:
Electric Utilities	319,428	319,428	—	—
Other industry categories*	166,455	—	166,455	—
Rights:
Electric Utilities	9,293	—	9,293	—**
Life Sciences Tools & Services	—**	—	—	—**
Warrants*	372	—	372	—
Money Market Funds	19,922,322	19,922,322	—	—
Total Investments	$ 233,766,174	$ 20,241,750	$ 213,524,424	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2018.
Level 3 Rights are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. These values are based on unobservable and non-quantitative inputs. The Trust’s Board of Trustees has adopted valuation procedures that are utilized by the Advisor’s Pricing Committee to oversee the day-to-day valuation of the Fund’s investments. The Advisor’s Pricing Committee, through the Fund’s fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor’s Pricing Committee also reviews monthly back testing of third-party pricing services prices by comparing sales prices of the Fund’s investments to prior day third-party pricing service prices. Additionally, the Advisor’s Pricing Committee reviews periodic information from the Fund’s third-party pricing service that compares secondary market trade prices to their daily valuations.
See Notes to Portfolio of Investments

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at October 31, 2017
Rights	$—**
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation/Depreciation	—
Purchases	—
Sales	—
Transfers In	—
Transfers Out	—
Ending Balance at July 31, 2018
Rights	—**
Total Level 3 holdings	$—**
**Investment is valued at $0.
There was no net change in unrealized appreciation (depreciation) from Level 3 investments held as of July 31, 2018.
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Short Duration High Income Fund
July 31, 2018 (Unaudited)
1. Organization
First Trust Short Duration High Income Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The net asset value (“NAV”) of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Trust’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Senior Floating-Rate Loan interests (“Senior Loans”)(1) are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.
Common Stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

(1)	The terms “security” and “securities” used throughout the Notes to Portfolio of Investments include Senior Loans.

Notes to Portfolio of Investments (Continued)
First Trust Short Duration High Income Fund
July 31, 2018 (Unaudited)
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Corporate bonds, corporate notes, and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Shares of open-end funds are valued at fair value which is based on NAV per share.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the fundamental business data relating to the borrower/issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the borrower/issuer;
5)	the credit quality and cash flow of the borrower/issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security;
10)	the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management;
11)	the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;
12)	the borrower’s/issuer’s competitive position within the industry;
13)	the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
14)	other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Notes to Portfolio of Investments (Continued)
First Trust Short Duration High Income Fund
July 31, 2018 (Unaudited)
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of July 31, 2018, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. At July 31, 2018, the Fund had no when-issued, delayed-delivery or forward purchase commitments.
C. Unfunded Loan Commitments
The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion. The Fund had no unfunded loan commitments as of July 31, 2018.

First Trust AQA® Equity Fund
Portfolio of Investments
July 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 94.8%
	Airlines – 5.7%
8,469	Delta Air Lines, Inc.	$460,883
32,141	Hawaiian Holdings, Inc.	1,288,854
15,839	Southwest Airlines Co.	921,196
		2,670,933
	Building Products – 4.7%
28,060	Trex Co., Inc. (a)	2,181,384
	Capital Markets – 9.2%
4,639	Affiliated Managers Group, Inc.	742,286
23,400	Janus Henderson Group PLC	761,670
11,739	MSCI, Inc.	1,950,905
96,380	WisdomTree Investments, Inc.	842,361
		4,297,222
	Communications Equipment – 2.8%
13,686	Applied Optoelectronics, Inc. (a)	525,953
30,891	Ciena Corp. (a)	784,631
		1,310,584
	Diversified Telecommunication Services – 1.6%
14,947	Verizon Communications, Inc.	771,863
	Electronic Equipment, Instruments & Components – 4.0%
35,234	Cognex Corp.	1,859,651
	Food Products – 1.2%
12,280	Cal-Maine Foods, Inc. (a)	552,600
	Health Care Equipment & Supplies – 10.0%
7,767	ABIOMED, Inc. (a)	2,753,634
19,744	Hologic, Inc. (a)	847,215
10,687	Masimo Corp. (a)	1,062,502
		4,663,351
	Healthcare Providers & Services – 2.2%
8,182	HCA Healthcare, Inc.	1,016,450
	Hotels, Restaurants & Leisure – 9.4%
27,673	BJ’s Restaurants, Inc.	1,750,317
46,796	Boyd Gaming Corp.	1,747,831
18,423	Dave & Buster’s Entertainment, Inc. (a)	905,490
		4,403,638
	Household Durables – 1.4%
18,244	Toll Brothers, Inc.	643,283
	Internet Software & Services – 1.8%
4,930	Facebook, Inc., Class A (a)	850,819
Shares	Description	Value

	IT Services – 4.1%
2,477	Alliance Data Systems Corp.	$557,028
16,827	Cognizant Technology Solutions Corp., Class A	1,371,400
		1,928,428
	Leisure Products – 3.5%
84,657	Callaway Golf Co.	1,628,801
	Machinery – 2.8%
66,352	Wabash National Corp.	1,313,770
	Oil, Gas & Consumable Fuels – 2.5%
9,982	Valero Energy Corp.	1,181,370
	Paper & Forest Products – 3.0%
16,088	Boise Cascade Co.	695,806
26,698	Louisiana-Pacific Corp.	718,710
		1,414,516
	Pharmaceuticals – 1.3%
45,656	Corcept Therapeutics, Inc. (a)	599,463
	Road & Rail – 6.5%
9,179	Old Dominion Freight Line, Inc.	1,347,477
22,664	Saia, Inc. (a)	1,707,733
		3,055,210
	Semiconductors & Semiconductor Equipment – 8.3%
2,307	Broadcom, Inc.	511,623
45,893	Kulicke & Soffa Industries, Inc.	1,209,740
5,733	MKS Instruments, Inc.	540,622
12,206	Monolithic Power Systems, Inc.	1,619,492
		3,881,477
	Software – 1.4%
52,685	TiVo Corp.	640,123
	Textiles, Apparel & Luxury Goods – 4.1%
16,363	Skechers U.S.A., Inc., Class A (a)	453,582
27,010	Steven Madden Ltd.	1,459,891
		1,913,473
	Thrifts & Mortgage Finance – 1.7%
13,562	Walker & Dunlop, Inc.	803,684

See Notes to Portfolio of Investments

First Trust AQA® Equity Fund
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Tobacco – 1.6%
12,567	Altria Group, Inc.	$737,432
	Total Investments – 94.8%	44,319,525
	(Cost $33,552,933) (b)
	Net Other Assets and Liabilities – 5.2%	2,434,771
	Net Assets – 100.0%	$46,754,296

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $12,028,272 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,261,680. The net unrealized appreciation was $10,766,592.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 7/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 44,319,525	$ 44,319,525	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2018.
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust AQA® Equity Fund
July 31, 2018 (Unaudited)
1. Organization
First Trust AQA® Equity Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The net asset value (“NAV”) of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;

Notes to Portfolio of Investments (Continued)
First Trust AQA® Equity Fund
July 31, 2018 (Unaudited)
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of July 31, 2018, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Series Fund

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	September 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 25, 2018

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	September 25, 2018

* Print the name and title of each signing officer under his or her signature.